Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 112	$ 655
Unpaid Principal Balance	112	655
Specific Allowance	92	238
Average Investment in Impaired Loans	120	637
Interest Income Recognized	9	29
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,756	5,675
Unpaid Principal Balance	2,106	5,675
Specific Allowance	622	1,151
Average Investment in Impaired Loans	2,290	5,885
Interest Income Recognized	257	256
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	801	1,024
Unpaid Principal Balance	1,151	1,024
Specific Allowance	0	0
Average Investment in Impaired Loans	824	1,010
Interest Income Recognized	76	57
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	7	136
Unpaid Principal Balance	7	136
Specific Allowance	0	0
Average Investment in Impaired Loans	11	116
Interest Income Recognized	1	2
Loans without a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	794	888
Unpaid Principal Balance	1,144	888
Specific Allowance	0	0
Average Investment in Impaired Loans	813	894
Interest Income Recognized	75	53
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	1,067	5,306
Unpaid Principal Balance	1,067	5,306
Specific Allowance	714	1,389
Average Investment in Impaired Loans	1,586	5,512
Interest Income Recognized	190	230
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	105	519
Unpaid Principal Balance	105	519
Specific Allowance	92	238
Average Investment in Impaired Loans	109	521
Interest Income Recognized	8	27
Loans with a specific valuation allowance | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	962	4,787
Unpaid Principal Balance	962	4,787
Specific Allowance	622	1,151
Average Investment in Impaired Loans	1,477	4,991
Interest Income Recognized	$ 182	$ 203